SUPPLEMENT DATED OCTOBER 21, 2005, TO THE STATEMENT OF ADDITIONAL INFORMATION
- PART II FOR IXIS ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II AND LOOMIS SAYLES FUNDS II DATED FEBRUARY 1, 2005, AS REVISED ON MAY 1, 2005, AND AS MAY BE
                         SUPPLEMENTED FROM TIME TO TIME

          (THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JUNE 28, 2005)

EFFECTIVE AUGUST 26, 2005, MAX J. MAHONEY REPLACED FRANK LOPICCOLO AS THE ANTI-MONEY LAUNDERING OFFICER FOR THE FUNDS. ACCORDINGLY, THE FOLLOWING IS ADDED TO THE SUB-SECTION "OFFICERS" WITHIN THE SECTION "MANAGEMENT OF THE TRUST":

--------------------------- ------------------------- ------------------------- -------------------------
NAME AND DATE OF BIRTH      POSITION(S) HELD WITH     TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)
                            THE TRUST                 LENGTH OF TIME SERVED     DURING PAST 5 YEARS**
--------------------------- ------------------------- ------------------------- -------------------------
--------------------------- ------------------------- ------------------------- -------------------------
MAX J. MAHONEY              Anti-Money Laundering     Since August 2005         Senior Vice President,
(5/1/62)                    Officer and Assistant                               Deputy General Counsel,
                            Secretary                                           Assistant Secretary and
                                                                                Assistant Clerk, IXIS
                                                                                Asset Management
                                                                                Distribution
                                                                                Corporation, IXIS Asset
                                                                                Management
                                                                                Distributors, L.P.,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P. and IXIS
                                                                                Asset Management
                                                                                Services Company; Chief
                                                                                Compliance Officer,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P.;
                                                                                formerly, Senior
                                                                                Counsel, MetLife, Inc.;
                                                                                formerly, Associate
                                                                                Counsel, LPL Financial
                                                                                Services, Inc.
--------------------------- ------------------------- ------------------------- -------------------------

MR. BAKER AND MS. WALKER WERE ELECTED AS TRUSTEES ON JUNE 2, 2005. THE BOARD APPOINTED MR. BAKER TO SERVE ON THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE AND MS. WALKER TO SERVE ON THE AUDIT COMMITTEE. IN ADDITION, MR. BENJAMIN, PREVIOUSLY A MEMBER OF THE AUDIT COMMITTEE, BECAME A MEMBER OF THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE EFFECTIVE SEPTEMBER 1, 2005. ACCORDINGLY, THE LISTS OF THE MEMBERS OF THE AUDIT COMMITTEE AND THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE IN THE SUB-SECTION "STANDING BOARD COMMITTEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" ARE AMENDED AND RESTATED AS FOLLOWS:

 AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
 ---------------                   ----------------------------------------
 Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
 Sandra O. Moose                   Graham T. Allison, Jr.
 Cynthia L. Walker                 Charles D. Baker
                                   Edward A. Benjamin
                                   Paul G. Chenault
                                   Richard Darman
                                   John A. Shane

EFFECTIVE OCTOBER 1, 2005, THE SUB-SECTION "TRUSTEE FEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED TO ADD THE FOLLOWING PARAGRAPH:

     The compensation schedule for the Trustees changed effective October 1, 2005. Commencing October 1, 2005, each Independent Trustee receives a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each Co-Chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each Committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Committee member receives $4,000 for each Committee meeting that he or she attends in person and $2,000 for each Committee meeting that he or she attends telephonically. Those amounts do not include compensation for serving as Trustees of the AEW Real Estate Income Fund. The fees paid for the oversight of the AEW Real Estate Income Fund remain the same.

ITEM 2 AND THE LAST TWO PARAGRAPHS IN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" ARE AMENDED AND RESTATED AS FOLLOWS:

     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

***

     With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI Supplement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

     In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Funds or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

EFFECTIVE OCTOBER 1, 2005, STATE STREET BANK AND TRUST COMPANY BECAME THE CUSTODIAN FOR ALL OF THE FUNDS. ACCORDINGLY, THE SUB-SECTION "CUSTODIAL ARRANGEMENTS" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AND RESTATED AS FOLLOWS:

     State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis. Prior to October 1, 2005, Investors Bank and Trust Company served as the Funds' custodian.

EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. ACCORDINGLY, THE
FOLLOWING PARAGRAPH IS ADDED TO THE SUB-SECTION "TRANSFER AGENCY SERVICES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS; OTHER ARRANGEMENTS":

     Effective October 1, 2005, Boston Financial Data Services, Inc. ("Boston Financial"), Two Heritage Drive, Quincy, Massachusetts, 02171, replaced IXIS Asset Management Services Company ("IXIS Services") as the shareholder servicing and transfer agent for the Funds. Pursuant to a new Transfer Agency and Service Agreement with the Funds, Boston Financial performs all of the transfer agency and related services for which IXIS Services previously was responsible.

EFFECTIVE OCTOBER 1, 2005, ALL REFERENCES TO IXIS SERVICES IN THE SECTIONS "NET ASSET VALUE AND PUBLIC OFFERING PRICE," "SHAREHOLDER SERVICES" AND "REDEMPTIONS" ARE REPLACED WITH REFERENCES TO BOSTON FINANCIAL.

               DISCLOSURE RELATING TO LOOMIS SAYLES RESEARCH FUND

EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table provides information relating to other accounts managed by Brian James and Maureen G. Depp as of May 31, 2005.

---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
                              REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
                                              ADVISORY FEE IS                      ADVISORY FEE                       ADVISORY FEE
                             OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS     IS BASED ON     OTHER ACCOUNTS     IS BASED ON
                                 MANAGED        PERFORMANCE         MANAGED         PERFORMANCE        MANAGED         PERFORMANCE
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
NAME OF PORTFOLIO MANAGER    # OF     TOTAL   # OF      TOTAL   # OF      TOTAL   # OF     TOTAL   # OF      TOTAL   # OF     TOTAL
(FIRM)                       ACCTS   ASSETS    ACCTS   ASSETS    ACCTS   ASSETS   ACCTS   ASSETS   ACCTS    ASSETS   ACCTS   ASSETS
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Brian James (Loomis Sayles)  0       0        0        0        0        0        0       0        8        $2.18    0       0
                                                                                                            mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Maureen G. Depp (Loomis      0       0        0        0        0        0        0       0        6        $1.734   0       0
Sayles)                                                                                                     mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------


EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Brian James and Maureen G. Depp as of May 31, 2005:

NAME OF PORTFOLIO MANAGER  FUND(S) MANAGED                DOLLAR RANGE OF EQUITY
                                                             SECURITIES INVESTED
Brian James                Loomis Sayles Research Fund                     F
Maureen G. Depp            Loomis Sayles Research Fund                     A

*A. None                        E. $100,001 - $500,000
 B. $1 - 10,000                 F. $500,001 - $1,000,000
 C. $10,001 - $50,000           G. over $1,000,000
 D. $50,001 - $100,000

                                                                     SP275-0905

          SUPPLEMENT DATED OCTOBER 21, 2005, TO THE STATEMENT OF ADDITIONAL INFORMATION - PART II FOR IXIS ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II, IXIS ADVISOR FUNDS TRUST III AND IXIS ADVISOR FUNDS TRUST IV DATED MAY 1, 2005, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

          (THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JUNE 21, 2005)

EFFECTIVE AUGUST 26, 2005, MAX J. MAHONEY REPLACED FRANK LOPICCOLO AS THE ANTI-MONEY LAUNDERING OFFICER FOR THE FUNDS. ACCORDINGLY, THE FOLLOWING IS ADDED TO THE SUB-SECTION "OFFICERS" WITHIN THE SECTION "MANAGEMENT OF THE TRUST":

--------------------------- ------------------------- ------------------------- -------------------------
NAME AND DATE OF BIRTH      POSITION(S) HELD WITH     TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)
                            THE TRUST                 LENGTH OF TIME SERVED     DURING PAST 5 YEARS**
--------------------------- ------------------------- ------------------------- -------------------------
--------------------------- ------------------------- ------------------------- -------------------------
MAX J. MAHONEY              Anti-Money Laundering     Since August 2005         Senior Vice President,
(5/1/62)                    Officer and Assistant                               Deputy General Counsel,
                            Secretary                                           Assistant Secretary and
                                                                                Assistant Clerk, IXIS
                                                                                Asset Management
                                                                                Distribution
                                                                                Corporation, IXIS Asset
                                                                                Management
                                                                                Distributors, L.P.,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P. and IXIS
                                                                                Asset Management
                                                                                Services Company; Chief
                                                                                Compliance Officer,
                                                                                IXIS Asset Management
                                                                                Advisors, L.P.;
                                                                                formerly, Senior
                                                                                Counsel, MetLife, Inc.;
                                                                                formerly, Associate
                                                                                Counsel, LPL Financial
                                                                                Services, Inc.
--------------------------- ------------------------- ------------------------- -------------------------

MR. BAKER AND MS. WALKER WERE ELECTED AS TRUSTEES ON JUNE 2, 2005. THE BOARD APPOINTED MR. BAKER TO SERVE ON THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE AND MS. WALKER TO SERVE ON THE AUDIT COMMITTEE. IN ADDITION, MR. BENJAMIN, PREVIOUSLY A MEMBER OF THE AUDIT COMMITTEE, BECAME A MEMBER OF THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE EFFECTIVE SEPTEMBER 1, 2005. ACCORDINGLY, THE LISTS OF THE MEMBERS OF THE AUDIT COMMITTEE AND THE CONTRACT REVIEW AND GOVERNANCE COMMITTEE IN THE SUB-SECTION "STANDING BOARD COMMITTEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUST" ARE AMENDED AND RESTATED AS FOLLOWS:

 AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
 ---------------                   ----------------------------------------
 Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman
 Sandra O. Moose                   Graham T. Allison, Jr.
 Cynthia L. Walker                 Charles D. Baker
                                   Edward A. Benjamin
                                   Paul G. Chenault
                                   Richard Darman
                                   John A. Shane

EFFECTIVE OCTOBER 1, 2005, THE SUB-SECTION "TRUSTEE FEES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED TO ADD THE FOLLOWING PARAGRAPH:

     The compensation schedule for the Trustees changed effective October 1, 2005. Commencing October 1, 2005, each Independent Trustee receives a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each Co-Chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each Committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Committee member receives $4,000 for each Committee meeting that he or she attends in person and $2,000 for each Committee meeting that he or she attends telephonically. Those amounts do not include compensation for serving as Trustees of the AEW Real Estate Income Fund. The fees paid for the oversight of the AEW Real Estate Income Fund remain the same.

ITEM 2 AND THE LAST TWO PARAGRAPHS IN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" ARE AMENDED AND RESTATED AS FOLLOWS:

     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

***

     With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI Supplement, the only entities that receive information pursuant to this exception are (i) GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items, and (ii) Evare LLC (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Hansberger International Fund and the Hansberger subadvised disciplines of the IXIS Moderate Diversified Portfolio and the IXIS Equity Diversified Portfolio. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

     In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Funds or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

EFFECTIVE SEPTEMBER 1, 2005, STATE STREET BANK AND TRUST COMPANY BECAME THE CUSTODIAN FOR THE FUNDS. ACCORDINGLY, THE SUB-SECTION "CUSTODIAL ARRANGEMENTS" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AND RESTATED AS
FOLLOWS:

     State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis. Prior to September 1, 2005, Investors Bank and Trust Company served as the Funds' custodian.

EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. ACCORDINGLY, THE
FOLLOWING PARAGRAPH IS ADDED TO THE SUB-SECTION "TRANSFER AGENCY SERVICES" WITHIN THE SECTION "MANAGEMENT OF THE TRUSTS; OTHER ARRANGEMENTS":

     Effective October 1, 2005, Boston Financial Data Services, Inc. ("Boston Financial"), Two Heritage Drive, Quincy, Massachusetts, 02171, replaced IXIS Asset Management Services Company ("IXIS Services") as the shareholder servicing and transfer agent for the Funds. Pursuant to a new Transfer Agency and Service Agreement with the Funds, Boston Financial performs all of the transfer agency and related services for which IXIS Services previously was responsible.

EFFECTIVE OCTOBER 1, 2005, ALL REFERENCES TO IXIS SERVICES IN THE SECTIONS "NET ASSET VALUE AND PUBLIC OFFERING PRICE," "SHAREHOLDER SERVICES" AND "REDEMPTIONS" ARE REPLACED WITH REFERENCES TO BOSTON FINANCIAL.

EFFECTIVE JUNE 21, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION":

The following table provides  information  relating to other accounts managed by
J. Dennis Delafield as of December 31, 2004.

------------------- ----------------------------- ----------------------------- -----------------------------
                       Registered Investment        Other Pooled Investment            Other Accounts
                             Companies                      Vehicles
------------------- ----------------------------- ----------------------------- -----------------------------
------------------- -------------- -------------- -------------- -------------- -------------- --------------
                                   ADVISORY FEE                  ADVISORY FEE                  ADVISORY FEE
                        OTHER       IS BASED ON       OTHER       IS BASED ON       OTHER       IS BASED ON
                      ACCOUNTS      PERFORMANCE     ACCOUNTS      PERFORMANCE     ACCOUNTS      PERFORMANCE
                       MANAGED                       MANAGED                       MANAGED
------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------- ------ ------- ------ ------- ------- ------ ------- ------ ------- ------ ------- ------
NAME OF PORTFOLIO   # OF   TOTAL   # OF   TOTAL   # OF    TOTAL  # OF    TOTAL  # OF    TOTAL  # OF    TOTAL
MANAGER (FIRM)      ACCTS  ASSETS  ACCTS  ASSETS  ACCTS   ASSETS ACCTS   ASSETS ACCTS   ASSETS ACCTS   ASSETS
------------------- ------ ------- ------ ------- ------- ------ ------- ------ ------- ------ ------- ------
------------------- ------ ------- ------ ------- ------- ------ ------- ------ ------- ------ ------- ------
    J. DENNIS       2      $368    0      0       1       $34    0       0      60      $161   0       0
 DELAFIELD (REICH          mil                            mil                           mil
     & TANG)
------------------- ------ ------- ------ ------- ------- ------ ------- ------ ------- ------ ------- ------


EFFECTIVE JUNE 21, 2005, THE FOLLOWING INFORMATION WAS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION":


The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by J. Dennis Delafield as of December 31, 2004:

NAME OF PORTFOLIO MANAGER     FUND(S) MANAGED            DOLLAR RANGE OF EQUITY
                                                             SECURITIES INVESTED
J. Dennis Delafield           IXIS Equity Diversified Portfolio                A
                              IXIS Moderate Diversified Portfolio              A



* A. None                        E. $100,001 - $500,000
  B. $1 - 10,000                 F. $500,001 - $1,000,000
  C. $10,001 - $50,000           G. over $1,000,000
  D. $50,001 - $100,000


                                                                      SP274-1005